STOCK OPTION PLAN (Detail Textuals) (2010 Stock Option Plan (the "Plan"), USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013 Samplings	Mar. 31, 2012	Dec. 31, 2012 Samplings	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of common stock, shares authorized					1,000,000
Term of stock option granted	10 years		10 years
Percentage of exercise price to market value of common stock	100.00%		100.00%
Vested period of stock option	5 years		5 years
Percentage of voting power of common stock	10.00%		10.00%
Maximum percentage of fair market of a share of common stock	110.00%		110.00%
Total fair value of stock option awards vested	$ 1,261	$ 1,261	$ 76,000	$ 33,000
Fair value of options granted to employees				287,000
Number of expected sampling volatility of companies	5		5
Unrecognized estimated employee compensation cost	130,000		140,000
Weighted-average vesting period	3 years 2 months 5 days		3 years 5 months 1 day
Weighted-average fair value on the grant date of options granted to employees			$ 2.17
Selling, General and Administrative Expenses
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employee stock-based compensation cost	$ 10,000	$ 19,000	$ 57,000	$ 71,000